Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Inventories

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Finished goods	$34,511.0	$35,177.0
Work in process	156,498.5	181,198.8
Raw materials	38,818.3	46,449.3
Supplies and spare parts	21,169.3	25,043.7

	$250,997.1	$287,868.8

Inventory write downs
Write-down of inventories to
net
realizable value (excluding earthquake losses) and reversal of write-down of inventories resulting from the increase in net realizable value were included in the cost of revenue, which were as follows. Please refer to related earthquake losses in Note 37.

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Net inventory losses	$4,689.1	$3,494.6	$888.7